Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total gains (losses) on derivative instruments	$ 2,463	$ 1,839	$ 949
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(2)	90	(84)
Amortization of amount excluded from hedge effectiveness	3,320	2,604	1,888
Reclassification from accumulated other comprehensive income	(855)	(855)	(855)
Realized Gains (Losses) [Member]
Total gains (losses) on derivative instruments	0	0	0
Unrealized Gains (Losses) [Member]
Total gains (losses) on derivative instruments	$ 2,463	$ 1,839	$ 949